Inventories	9 Months Ended
Sep. 30, 2023
Inventory Disclosure [Abstract]
INVENTORIES

Note 5 - INVENTORIES

Inventories consist of following:

	September 30, 2023	December 31, 2022

Finished goods	$4,308	$207,645
Work-in-progress	-	266,488
Supplies and packing materials	-	12,823
Less: Allowance for obsolete inventory	-	(173,426)
Total, net	$4,308	$313,530

The Company recorded impairment of obsolete or slow-moving inventory of $0 for the nine months ended September 30, 2023 and 2022.